QUARTERLY RESULTS OF OPERATIONS QUARTERLY RESULTS FOOTNOTE (Notes)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
QUARTERLY RESULTS OF OPERATIONS (unaudited)

The following table sets forth the historical unaudited quarterly financial data for the periods indicated. The information for each of these periods has been prepared on the same basis as the audited consolidated financial statements and, in our opinion, reflects all adjustments necessary to present fairly our financial results. Operating results for previous periods do not necessarily indicate results that may be achieved in any future period.

	For the seventeen weeks ended	For the twelve weeks ended
2013	December 31, 2013	September 3, 2013	June 11, 2013	March 19, 2013
Total revenues	$269,566	$194,835	$195,619	$155,060
Direct and selling, general and administrative expenses	259,547	176,653	171,851	145,836
(Loss) income from continuing operations	(32,270)	(5,030)	7,118	(10,486)
Net (loss) income	(32,277)	(5,034)	7,122	(10,491)
Net (loss) income attributable to ClubCorp	(32,358)	(5,163)	7,079	(10,450)

Net (loss) income attributable to ClubCorp per share, basic	$(0.52)	$(0.10)	$0.14	$(0.21)
Net (loss) income attributable to ClubCorp per share, diluted	$(0.52)	$(0.10)	$0.14	$(0.21)

	For the sixteen weeks ended	For the twelve weeks ended
2012	December 25, 2012	September 4, 2012	June 12, 2012	March 20, 2012
Total revenues	$239,185	$179,997	$186,056	$149,706
Direct and selling, general and administrative expenses	221,485	163,564	164,560	142,913
Loss from continuing operations	(2,709)	(1,827)	(1,873)	(9,666)
Net loss	(3,051)	(12,398)	(1,817)	(9,726)
Net loss attributable to ClubCorp	(3,165)	(12,413)	(1,984)	(9,713)

Net loss attributable to ClubCorp per share, basic	$(0.06)	$(0.25)	$(0.04)	$(0.19)
Net loss attributable to ClubCorp per share, diluted	$(0.06)	$(0.25)	$(0.04)	$(0.19)